Deposits (Deposit Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing demand	$ 443,287	$ 455,000
Interest checking and money market	1,110,568	1,133,765
Savings	496,495	444,976
Time certificates of $100,000 or more	105,620	103,980
Other time certificates	83,651	93,570
Total deposits	$ 2,239,621	$ 2,231,291